UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



LARGE CAP CORE EQUITY                                                    Value
FUND                                                       Shares        (000)

--------------------------------------------------------------------------------

COMMON STOCK (95.1%)

AEROSPACE & DEFENSE (2.4%)
  United Technologies                                       90,900     $  5,306
                                                                       --------
AIR TRANSPORTATION (1.4%)
  FedEx                                                     30,000        3,034
                                                                       --------
BANKS (6.9%)
  Bank of America                                          108,172        4,785
  JPMorgan Chase                                            70,650        2,808
  Mellon Financial                                          79,000        2,786
  Wachovia                                                  85,245        4,674
                                                                       --------
                                                                         15,053
                                                                       --------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.4%)
  Omnicom Group                                             38,000        3,108
                                                                       --------
BUSINESS SERVICES (0.5%)
  eBay*                                                     26,000        1,121
                                                                       --------
COMMUNICATIONS EQUIPMENT (1 3%)
  L-3 Communications
  Holdings                                                  34,000        2,755
                                                                       --------
COMPUTERS & SERVICES (8.6%)
  Adobe Systems                                             76,000        3,019
  Cisco Systems*                                           228,200        4,238
  Dell*                                                    117,000        3,429
  International Business Machines                           25,000        2,032
  Microsoft                                                209,700        5,903
                                                                       --------
                                                                         18,621
                                                                       --------
CONSUMER PRODUCTS (1.1%)
  Nike                                                      30,000        2,429
                                                                       --------
COSMETICS & TOILETRIES (1.9%)
  Procter & Gamble                                          70,500        4,176
                                                                       --------
ELECTRICAL SERVICES (3.2%)
  Dominion Resources                                        45,000        3,399
  Exelon                                                    63,000        3,617
                                                                       --------
                                                                          7,016
                                                                       --------
FINANCIAL SERVICES (7.1%)
  CIT Group                                                 76,000        4,054
  Citigroup                                                130,800        6,093
  Goldman Sachs Group                                       37,000        5,226
                                                                       --------
                                                                         15,373
                                                                       --------
FOOD, BEVERAGE & TOBACCO (5 8%)
  Coca-Cola                                                 41,000        1,696
  General Mills                                             50,000        2,430
  PepsiCo                                                   79,900        4,569
  Wm. Wrigley Jr                                            60,000        3,838
                                                                       --------
                                                                         12,533
                                                                       --------
GAS/NATURAL GAS (0.9%)
  Praxair                                                   36,000        1,896
                                                                       --------


LARGE CAP CORE EQUITY                                                    Value
FUND                                                       Shares        (000)

--------------------------------------------------------------------------------
HEALTH CARE (6.0%)
  Eli Lilly                                                 42,000     $  2,378
  Johnson & Johnson                                         76,000        4,373
  Medtronic                                                 18,000        1,017
  WellPoint*                                                69,000        5,299
                                                                       --------
                                                                         13,067
                                                                       --------
HEALTH CARE SERVICES (1.5%)
  HCA                                                       68,000        3,337
                                                                       --------
INSURANCE (2.0%)
  Allstate                                                  84,000        4,372
                                                                       --------
MACHINERY (1.1%)
  Ingersoll-Rand, Cl A                                      63,000        2,474
                                                                       --------
MANUFACTURING (3.2%)
  General Electric                                         211,049        6,912
                                                                       --------
MEASURING DEVICES (1.2%)
  Danaher                                                   47,000        2,662
                                                                       --------
MEDICAL PRODUCTS & SERVICES (1.2%)
  Becton Dickinson                                          40,000        2,592
                                                                       --------
METALS (1.8%)
  Alcoa                                                    122,000        3,843
                                                                       --------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
  Acco Brands*                                               3,760           93
                                                                       --------
OIL & GAS SERVICES (0.7%)
  BJ Services                                               38,000        1,539
                                                                       --------
PETROLEUM & FUEL PRODUCTS (12.0%)
  Apache                                                    40,000        3,021
  ConocoPhillips                                            94,000        6,082
  Exxon Mobil                                              116,484        7,309
  GlobalSantaFe                                             40,000        2,442
  Schlumberger                                              35,000        4,461
  Valero Energy                                             45,000        2,809
                                                                       --------
                                                                         26,124
                                                                       --------
PHARMACEUTICALS (4.3%)
  Abbott Laboratories                                       49,000        2,114
  Amgen*                                                    55,000        4,009
  Pfizer                                                   123,400        3,169
                                                                       --------
                                                                          9,292
                                                                       --------
PRINTING & PUBLISHING (0.4%)
  Gannett                                                   13,000          803
                                                                       --------
RAILROADS (1.6%)
  Burlington Northern Santa Fe                              42,000        3,365
                                                                       --------
RETAIL (7.6%)
  Home Depot                                                81,000        3,284
  Nordstrom                                                126,000        5,257
  Wal-Mart Stores                                           92,900        4,284
  Walgreen                                                  85,000        3,679
                                                                       --------
                                                                         16,504
                                                                       --------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



LARGE CAP CORE EQUITY                                   Shares/Face      Value
FUND                                                    Amount (000)     (000)

--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (2.7%)
  Intel                                                    164,000     $  3,488
  Texas Instruments                                         85,000        2,485
                                                                       --------
                                                                          5,973
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (4.3%)
  Nokia Oyj ADR*                                            74,000        1,360
  Qualcomm                                                  64,000        3,070
  Sprint Nextel                                             29,152          667
  Verizon Communications                                   136,962        4,336
                                                                       --------
                                                                          9,433
                                                                       --------
WHOLESALE (1.0%)
  Sysco                                                     73,000        2,240
                                                                       --------
TOTAL COMMON STOCK
  (Cost $173,662)                                                       207,046
                                                                       --------

FOREIGN COMMON STOCK (3.4%)
ENTERTAINMENT (1.6%)
  News, Cl B*                                              206,000        3,408
                                                                       --------
PHARMACEUTICALS (1.8%)
  Glaxosmithkline PLC ADR                                   43,000        2,203
  Teva Pharmaceutical Industries ADR*                       41,000        1,748
                                                                       --------
                                                                          3,951
                                                                       --------
TOTAL FOREIGN COMMON STOCK
  (Cost $7,190)                                                           7,359
                                                                       --------

MONEY MARKET FUND (0.1%)
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 4.330% (1)                                        85,368           85
                                                                       --------
TOTAL MONEY MARKET FUND
  (Cost $85)                                                                 85
                                                                       --------

REPURCHASE AGREEMENT (1.4%)
 Merrill Lynch
  4.170%, dated 01/31/06, to be
  repurchased on 02/01/06,
  repurchase price $3,111,345
  (collateralized by various
  FNMA/FHLMC obligations,
  ranging in par value $260,869
  - $53,064,000, 3.270% -
  8.000%, 10/25/11 - 11/15/32,
  with a total market value of
  $3,174,055)                                              $ 3,111        3,111
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $3,111)                                                           3,111
                                                                       --------

TOTAL INVESTMENTS (100.0%)
  (Cost $184,048)+                                                     $217,601
                                                                       ========



PERCENTAGES ARE BASED ON NET ASSETS OF $217,625,503.
* NON-INCOME PRODUCING SECURITY.
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $184,047,768, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $41,580,131 AND $(8,026,920), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0400

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



                                                                         Value
MID CAP VALUE FUND                                         Shares        (000)

--------------------------------------------------------------------------------

COMMON STOCK (92.1%)

AGRICULTURE (3.3%)
  Bunge                                                     62,400     $  3,679
                                                                       --------
APPAREL/TEXTILES (0.5%)
  Tommy Hilfiger*                                           35,000          577
                                                                       --------
BUILDING & CONSTRUCTION (1.1%)
  Chicago Bridge & Iron - New York Shares                   40,000        1,234
                                                                       --------
CHEMICALS (8.4%)
  Agrium                                                   115,900        2,764
  International Flavors & Fragrances                        92,500        3,049
  Nova Chemicals                                           100,900        3,484
                                                                       --------
                                                                          9,297
                                                                       --------
ELECTRIC UTILITIES (3.4%)
  Constellation Energy Group                                37,500        2,185
  SCANA                                                     39,000        1,567
                                                                       --------
                                                                          3,752
                                                                       --------
ENTERTAINMENT (2.2%)
  Lions Gate Entertainment*                                274,900        2,447
                                                                       --------
FINANCIAL SERVICES (2.5%)
  eFunds*                                                  117,700        2,775
                                                                       --------
FOOD, BEVERAGE & TOBACCO (1.8%)
  JM Smucker                                                46,800        2,036
                                                                       --------
HEALTH CARE (17.6%)
  Endo Pharmaceuticals Holdings*                            84,850        2,435
  Gentiva Health Services*                                  38,000          722
  Health Net*                                               36,700        1,812
  Hospira*                                                  91,800        4,108
  Laboratory Corp of America Holdings*                      23,100        1,355
  Medco Health Solutions*                                   53,261        2,881
  Medimmune*                                               120,600        4,115
  Quest Diagnostics                                         13,000          643
  WellPoint*                                                18,168        1,395
                                                                       --------
                                                                         19,466
                                                                       --------
INSURANCE (9.2%)
  Arch Capital Group*                                       83,200        4,521
  Unitrin                                                   63,700        2,816
  UnumProvident                                             27,700          563
  Willis Group Holdings                                     63,900        2,218
                                                                       --------
                                                                         10,118
                                                                       --------
LABORATORY EQUIPMENT (2.2%)
  Thermo Electron*                                          70,800        2,382
                                                                       --------
MEDIA (7.5%)
  Discovery Holding*                                        75,100        1,139
  EW Scripps, Cl A                                          57,900        2,799
  Gemstar-TV Guide International*                          512,500        1,691
  Shaw Communications, Cl B                                106,900        2,603
                                                                       --------
                                                                          8,232
                                                                       --------


                                                                         Value
MID CAP VALUE FUND                                         Shares        (000)

--------------------------------------------------------------------------------
METAL & MINING (0.5%)
  Paladin Resources*                                       202,500     $    526
                                                                       --------
OIL & GAS SERVICES (6.5%)
  BJ Services                                               15,000          607
  Gulfmark Offshore*                                        19,600          642
  Input/Output*                                            127,100        1,000
  Newpark Resources*                                       409,500        3,723
  SEACOR Holdings*                                           8,600          639
  Transocean*                                                6,300          511
                                                                       --------
                                                                          7,122
                                                                       --------
PAPER & PAPER PRODUCTS (0.3%)
  Schweitzer-Mauduit International                          14,000          373
                                                                       --------
PETROLEUM & FUEL PRODUCTS (9.8%)
  Calfrac Well Services                                     11,000          422
  Delta Petroleum*                                         188,600        4,660
  EnCana                                                     9,496          474
  Petroleum Development*                                    43,600        1,869
  Remington Oil & Gas*                                      76,500        3,427
                                                                       --------
                                                                         10,852
                                                                       --------
RAILROADS (2.8%)
  Kansas City Southern*                                     70,600        1,834
  Trinity Industries                                        25,300        1,292
                                                                       --------
                                                                          3,126
                                                                       --------
REAL ESTATE INVESTMENT TRUSTS (1.4%)
  iStar Financial                                           43,900        1,575
                                                                       --------
RETAIL (3.0%)
  Blockbuster                                               14,169           59
  Office Depot*                                             25,400          842
  Saks*                                                     35,600          687
  Triarc                                                    94,600        1,687
                                                                       --------
                                                                          3,275
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (1.6%)
  CommScope*                                                81,900        1,811
                                                                       --------
TRANSPORTATION SERVICES (6.5%)
  Golar LNG*                                                69,900        1,024
  Keppel ADR                                               247,500        3,996
  Laidlaw International*                                    54,000        1,469
  SIRVA*                                                    90,250          730
                                                                       --------
                                                                          7,219
                                                                       --------
TOTAL COMMON STOCK
  (Cost $76,196)                                                        101,874
                                                                       --------

MONEY MARKET FUNDS (2.6%)
  SEI Daily Income Trust,
    Government Fund, Cl A,
    4.240% (1)                                           1,190,985        1,191
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 4.330% (1)                                     1,658,155        1,658
                                                                       --------
TOTAL MONEY MARKET FUNDS
  (Cost $2,849)                                                           2,849
                                                                       --------

                                                        Face Amount      Value
MID CAP VALUE FUND                                         (000)         (000)

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (5.6%)
 Merrill Lynch
  4.170%, dated 01/31/06, to be
  repurchased on 02/01/06,
  repurchase price  $6,178,215
  (collateralized by various
  FNMA/FHLMC obligations,
  ranging in par value $605,371
  - $33,630,508, 4.250% -
  8.000%, 01/15/18 - 10/15/35,
  with a total market value of
  $6,301,024)                                              $ 6,177     $  6,177
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $6,177)                                                           6,117
                                                                       --------

TOTAL INVESTMENTS (100.3%)
  (Cost $85,222)+                                                      $110,900
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $110,605,199.
* NON-INCOME PRODUCING SECURITY.
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $85,221,460, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,083,091 AND $(2,404,711), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0400

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



                                                            Face
INTERMEDIATE-TERM BOND                                     Amount        Value
FUND                                                       (000)         (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (39.3%)

AUTOMOTIVE (3.4%)
 DaimlerChrysler
    4.050%, 06/04/08                                       $ 5,000     $  4,860
                                                                       --------
BANKS (2.8%)
 Bank of America
    4.875%, 01/15/13                                         4,000        3,939
                                                                       --------
CHEMICALS (2.1%)
 Dow Chemical
    5.750%, 12/15/08                                         3,000        3,065
                                                                       --------
COMPUTERS - HARDWARE (2.0%)
 Hewlett-Packard
    3.625%, 03/15/08                                         3,000        2,916
                                                                       --------
ENTERTAINMENT (1.4%)
 Walt Disney, MTN
    5.500%, 12/29/06                                         2,000        2,009
                                                                       --------
FINANCIAL SERVICES (8.5%)
 CIT Group, MTN
    4.750%, 12/15/10                                         3,000        2,944
 Goldman Sachs Group
    5.000%, 01/15/11                                         3,000        2,980
 HSBC Finance
    5.250%, 01/14/11                                         3,000        3,001
 Lehman Brothers Holdings
    6.625%, 01/18/12                                         3,000        3,214
                                                                       --------
                                                                         12,139
                                                                       --------
FOOD, BEVERAGE & TOBACCO (2.2%)
 Coca-Cola Enterprises
    6.125%, 08/15/11                                         3,000        3,164
                                                                       --------
MANUFACTURING (3.5%)
 GE
    5.000%, 02/01/13                                         5,000        4,959
                                                                       --------
METALS (2.9%)
 Alcoa
    4.250%, 08/15/07                                         4,210        4,162
                                                                       --------
PETROLEUM REFINING (3.5%)
 Marathon Oil
    5.375%, 06/01/07                                         5,000        5,021
                                                                       --------
PHARMACEUTICALS (2.0%)
 Abbott Laboratories
    3.500%, 02/17/09                                         3,000        2,879
                                                                       --------
SPECIALTY MACHINERY (2.9%)
 Honeywell
    7.000%, 03/15/07                                         4,080        4,162
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (2.1%)
 SBC Communications
    6.125%, 02/15/08                                         3,000        3,040
                                                                       --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $57,237)                                                         56,315
                                                                       --------




                                                            Face
INTERMEDIATE-TERM BOND                                     Amount        Value
FUND                                                       (000)         (000)

--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (28.8%)
 U.S. Treasury Notes
    5.750%, 08/15/10                                       $ 7,000     $  7,359
    5.000%, 08/15/11                                        10,000       10,243
    4.750%, 05/15/14                                         4,000        4,055
    4.375%, 08/15/12                                        10,000        9,913
    3.875%, 02/15/13                                        10,000        9,606
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $42,097)                                                         41,176
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (28.7%)
FHLMC (14.0%)
    5.750%, 03/15/09                                        10,000       10,275
    4.250%, 07/15/09                                        10,000        9,822
                                                                       --------
                                                                         20,097
                                                                       --------
FNMA (14.0%)
    7.000%, 05/01/11                                            63           65
    5.500%, 03/15/11                                         5,000        5,153
    5.250%, 01/15/09                                         5,000        5,065
    4.250%, 05/15/09                                         5,000        4,919
    3.300%, 06/02/09                                         5,000        4,771
                                                                       --------
                                                                         19,973
                                                                       --------
FNMA, MTN (0.7%)
    6.875%, 09/10/12                                         1,000        1,029
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $42,370)                                                         41,099
                                                                       --------

REPURCHASE AGREEMENT (2.5%)
 Merrill Lynch 4.170%, dated
  01/31/06, to be repurchased
  on 02/01/06, repurchase price
  $3,631,535 (collateralized by
  various FNMA/FHLMC
  obligations, ranging in par
  value $56,439 - $11,077,000,
  4.000% - 5.500%, 05/15/22 -
  11/15/32, with a total market
  value of $3,703,803)                                       3,631        3,631
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $3,631)                                                           3,631
                                                                       --------

TOTAL INVESTMENTS (99.3%)
  (Cost $145,335)+                                                     $142,221
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $143,168,914.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $145,335,255, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $41,501 AND $(3,155,909), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SNV-NC-003-0400

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



                                                           Face
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND                                                       (000)          (000)

--------------------------------------------------------------------------------

MUNICIPAL BONDS (96.4%)
 Atlanta, Metropolitan Atlanta
   Rapid Transit Authority,
   Sales Tax Revenue, Ser A,
   RB, MBIA
   5.500%, 07/01/14                                         $  200      $   206
 Atlanta, Metropolitan Atlanta
   Rapid Transit Authority,
   Sales Tax Revenue, Ser B,
   RB, MBIA
   5.100%, 07/01/14                                            500          525
   5.100%, 07/01/15                                            750          788
 Atlanta, Water & Sewer
   Authority, RB, ETM
   6.000%, 01/01/11                                            250          278
 Atlanta, Water & Waste
   Water Authority, Ser A,
   RB, FGIC
   Pre-Refunded @ 101 (A)
   5.000%, 05/01/09                                          1,000        1,059
 Augusta, Water & Sewer
   Authority, RB, FSA
   5.250%, 10/01/13                                            250          273
 Austell, Gas Authority, RB
   5.100%, 06/01/09                                            300          312
 Bibb County, Development
   Authority, Wesleyan
   College Project, RB,
   AMBAC
   4.700%, 10/01/11                                            300          315
 Bulloch County, Development
   Authority, Georgia
   Southern University
   Project, RB, AMBAC
   5.000%, 08/01/16                                            500          532
 Burke County, Development
   Authority of Pollution
   Control, Vogtle Project, RB
   4.450%, 01/01/32                                            500          511
 Carroll County, Water &
   Sewer Authority, RB,
   AMBAC
   5.000%, 07/01/12                                            500          535
 Chatham County, School
   District, GO, FSA
   5.250% , 08/01/2014                                       1,000        1,103
 Cherokee County, GO
   5.000%, 11/01/2011                                        1,000        1,071
 Cherokee County, School
   District, GO
   5.250%, 08/01/16                                          1,200        1,302
   5.000%, 02/01/12                                            685          735
 Cherokee County, Water &
   Sewer Authority, RB, FSA
   4.500%, 08/01/13                                            500          523
 Clayton County, Hospital
   Authority, Southern
   Regional Medical Center
   Project, RB, MBIA
   5.250%, 08/01/11                                            300          327


                                                           Face
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND                                                       (000)          (000)

--------------------------------------------------------------------------------
 Clayton County, Water
   Authority, RB
   5.250%, 05/01/15                                         $1,500      $ 1,654
   4.500%, 05/01/10                                            280          291
 Cobb County, GO
   5.000%, 01/01/13                                          1,000        1,081
 Cobb County, Hospital
   Authority, Anticipation
   Certificates, Ser B, RB
   4.300%, 04/01/10                                            275          282
 Cobb County, Hospital
   Authority, Anticipation
   Certificates, Ser R, RB
   5.250%, 04/01/15                                            700          767
 Cobb County, Water
   Authority, RB
   5.125%, 11/01/19                                          1,000        1,088
 Cobb-Marietta, Coliseum &
   Exhibit Hall Authority, RB
   5.000%, 01/01/15                                          1,000        1,081
 Cobb-Marietta, Coliseum &
   Exhibit Hall Authority, RB,
   MBIA
   5.000%, 10/01/10                                            380          407
 College Park, Business &
   Industrial Development
   Authority, Civic Center
   Project, RB, AMBAC
   5.500%, 09/01/11                                            300          331
 Columbus, Building Lease
   Authority, Ser A, RB
   5.250%, 01/01/17                                            705          778
   4.125%, 01/01/13                                            500          513
 Columbus, Hospital
   Authority, Anticipation
   Certificates, RB
   5.400%, 06/01/07                                            100          100
 De Kalb County, Special
   Transportation Parks &
   Greenspace, GO
   5.000%, 12/01/15                                          1,000        1,096
 De Kalb County, Water &
   Sewer Authority, RB
   4.625%, 10/01/11                                            200          209
   4.500%, 10/01/10                                            450          470
 Downtown Savannah
   Authority, Stormwater
   Capital Imports Project, RB
   4.600%, 08/01/11                                            600          615
 Fayette County, School
   District, GO
   4.300%, 03/01/10                                            500          516
 Fayette County, Water
   Authority, RB, FSA
   4.400%, 10/01/13                                            275          286
 Floyd County, Water
   Authority, RB, AMBAC
   4.350%, 11/01/12                                            170          175
 Forsyth County, GO
   5.250%, 03/01/13                                          1,000        1,093

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



                                                           Face
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND                                                       (000)          (000)

--------------------------------------------------------------------------------
 Forsyth County, School
   District, GO
   5.125%, 07/01/15                                         $  500      $   538
   4.250%, 07/01/10                                            375          386
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser A, RB
   4.500%, 11/01/10                                            100          105
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser B, RB, MBIA
   5.000%, 09/01/12                                            250          260
 Fulton County, Water &
   Sewer Authority, RB, FGIC
   5.250%, 01/01/10                                            395          415
   5.250%, 01/01/11                                            250          263
   5.250%, 01/01/12                                            300          315
   5.250%, 01/01/13                                            100          105
 Gainesville, Water & Sewer
   Authority, RB, FGIC
   5.625%, 11/15/15                                            500          544
 Georgia State, Environmental
   Facilities Authority, Water
   & Waste Water Project, RB
   4.700%, 07/01/11                                            500          515
 Georgia State, GO, ETM,
   Ser D
   7.400%, 08/01/07                                             15           16
 Georgia State, GO,
   Unrefunded Balance-Ser C
   6.500%, 04/01/08                                            400          427
 Georgia State, GO,
   Unrefunded Balance-Ser D
   7.400%, 08/01/07                                            485          514
 Georgia State, Municipal
   Electric Authority, Project
   One-Sub-Ser A, RB
   5.125%, 01/01/11                                            430          441
 Georgia State, Municipal
   Electric Authority, Project
   One-Sub-Ser A, RB
   Pre-Refunded @ 101 (A)
   5.125%, 01/01/07                                             70           72
 Georgia State, Municipal Gas
   Authority, Buford Project,
   RB, FSA
   5.600%, 11/01/13                                            300          328
   5.500%, 11/01/11                                            200          219
   4.700%, 11/01/08                                            215          222
 Georgia State, Municipal Gas
   Authority, City of Toccoa
   Project, RB, AMBAC
   4.250%, 06/01/09                                            200          205
 Georgia State, Private
   Colleges & Universities
   Authority, Emory
   University Project,
   Ser A, RB
   5.000%, 11/01/11                                            300          322
   5.000%, 09/01/13                                          1,000        1,081
   4.700%, 11/01/11                                            500          520


                                                           Face
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND                                                       (000)          (000)

--------------------------------------------------------------------------------
 Georgia State, Private
   Colleges & Universities
   Authority, Mercer
   University Project,
   Ser A, RB
   4.750%, 10/01/11                                         $  300      $   302
   4.450%, 10/01/07                                            300          301
 Georgia State, Ser B, GO
   5.000%, 05/01/19                                          1,000        1,077
 Georgia State, Ser B, GO
   Callable 07/01/09 @ 100
   5.000%, 07/01/14                                            530          563
 Georgia State, Ser B,
   GO
   Pre-Refunded @ 100 (A)
   5.000%, 07/01/11                                            470          504
 Georgia State, Ser C, GO
   7.250%, 07/01/09                                            150          168
   6.250%, 08/01/13                                          2,000        2,335
 Georgia State, Ser D, GO
   6.700%, 08/01/09                                          1,000        1,110
   5.250%, 10/01/15                                          1,500        1,673
 Georgia State, Ser D, GO
   Pre-Refunded @ 100 (A)
   5.750%, 10/01/10                                            700          768
 Georgia State, Tollway
   Authority, Georgia 400
   Project, RB
   4.500%, 07/01/11                                            250          262
 Gwinnett County, School
   District, GO
   6.400%, 02/01/10                                            200          222
   5.000%, 02/01/11                                          1,000        1,068
   5.000%, 02/01/14                                            500          539
 Gwinnett County, Water &
   Sewer Authority, RB
   5.000%, 08/01/15                                            500          530
   4.000%, 08/01/13                                          1,000        1,023
 Gwinnett County, Water &
   Sewer Authority, Ser B, RB
   4.750%, 08/01/16                                          1,000        1,058
   4.750%, 08/01/17                                          1,000        1,055
 Henry County, School
   District, GO
   5.200%, 08/01/10                                            500          535
 Henry County, Water &
   Sewer Authority, RB
   5.125%, 02/01/19                                          1,045        1,134
 Houston County, School
   District, Intergovernmental
   Contract, COP
   5.750%, 03/01/09                                            100          100
 Jackson County, School
   District
   Callable 03/01/15 @ 100
   5.000%, 03/01/16                                          1,000        1,084
 Lee County, Utilities
   Authority, Water & Sewer
   Project, RB, FSA
   4.700%, 07/01/13                                            500          521
 Monroe, Utility Revenue
   Authority, RB, FSA
   4.500%, 12/01/12                                            500          526

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2006                                                     (Unaudited)



                                                           Face
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND                                                   (000)/Shares      (000)

--------------------------------------------------------------------------------
 Newton County, School
   District, GO
   Callable 02/01/13 @ 101
   5.000%, 02/01/15                                         $1,000      $ 1,071
 Roswell, GO
   5.500%, 02/01/12                                            770          822
 Roswell, GO
   Pre-Refunded @ 101 (A)
   5.500%, 02/01/09                                            150          160
 Tift County, Hospital
   Authority, Ser A, RB
   4.000%, 12/01/12                                            500          507
 Upper Oconee, Basin Water
   Authority, RB, FGIC
    4.950%, 07/01/11                                           250          264
                                                                        -------
TOTAL MUNICIPAL BONDS
  (Cost $51,499)                                                         52,323
                                                                        -------

MONEY MARKET FUNDS (4.5%)
  SEI Tax Exempt Trust,
   Institutional Tax-Free Fund,
   Cl A, 2.770% (1)                                      1,991,201        1,991
  SEI Tax Exempt Trust,
   Tax-Free Fund, Cl A,
   2.640% (1)                                              436,725          437
                                                                        -------
TOTAL MONEY MARKET FUNDS
  (Cost $2,428)                                                           2,428
                                                                        -------

TOTAL INVESTMENTS (100.9%)
  (Cost $53,927)+                                                       $54,751
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $54,259,884.
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $53,926,679, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,023,009 AND $(198,900), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


SNV-NC-003-0400

TEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.